CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 CNY		Dec. 31, 2010 CNY		Dec. 31, 2009 CNY		Dec. 31, 2011 US$ USD ($)
Revenues:
Online recruitment services	803,004		543,045		332,987		$ 127,585
Print advertising	208,365		277,645		279,467		33,106
Other human resource related revenues	358,730		269,305		204,666		56,996
Total revenues	1,370,099		1,089,995		817,120		217,687
Less: Business and related taxes	(70,421)		(57,776)		(43,173)		(11,189)
Net revenues	1,299,678		1,032,219		773,947		206,498
Cost of services	(370,661)		(345,865)		(305,722)		(58,892)
Gross profit	929,017		686,354		468,225		147,606
Operating expenses:
Sales and marketing	(329,466)		(277,543)		(214,400)		(52,347)
General and administrative	(158,355)		(136,647)		(133,511)		(25,160)
Total operating expenses	(487,821)		(414,190)		(347,911)		(77,507)
Income from operations	441,196		272,164		120,314		70,099
Loss from foreign currency translation	(9,363)		(6,848)		(234)		(1,488)
Loss from impairment of long-term investments	(15,081)		0		0		(2,396)
Interest and investment income	42,033		18,713		15,083		6,678
Other income	8,779		7,713		9,554		1,395
Income before income tax expense	467,564		291,742		144,717		74,288
Income tax expense	(81,056)		(57,081)		(32,205)		(12,878)
Net income	386,508		234,661		112,512		61,410
Other comprehensive income:
Currency translation adjustments	325		246		13		52
Comprehensive income	386,833		234,907		112,525		$ 61,462
Earnings per share:
- Basic (per share)	6.81		4.23		2.03		$ 1.08
- Diluted (per share)	6.54		4.13		2.02		$ 1.04
Earnings per ADS:
- Basic (per share)	13.62	[1]	8.46	[1]	4.05	[1]	$ 2.16	[1]
- Diluted (per share)	13.09	[1]	8.26	[1]	4.03	[1]	$ 2.08	[1]
Weighted average number of shares outstanding:
- Basic (in shares)	56,754,240		55,485,256		55,559,252		56,754,240
- Diluted (in shares)	59,067,424		56,814,503		55,768,866		59,067,424

[1]	Each ADS represents two common shares.